Offerings - Offering: 1	Apr. 03, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	4,778,491
Proposed Maximum Offering Price per Unit	23.54
Maximum Aggregate Offering Price	$ 112,485,678.14
Fee Rate	0.01381%
Amount of Registration Fee	$ 15,534.27
Offering Note	(A) Represents the number of shares of common stock, par value $0.0001 per share ("Common Stock") of LB Pharmaceuticals Inc that will be offered for resale by the selling stockholders named in this registration statement (the "Registration Statement"). Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), the Registration Statement shall also cover any additional shares of Common Stock that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Common Stock. (B) The amount registered consists of (i) 3,361,384 shares of Common Stock and (ii) 1,417,107 shares of Common Stock issuable upon the exercise of pre-funded warrants held by certain selling stockholders. (C) Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low sales price of the Common Stock as reported on the Nasdaq Global Market on March 30, 2026, a date within five business days prior to the filing of the Registration Statement.